CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues:
Operating revenues	$ 5,163,299	$ 4,638,213	$ 3,775,247
Operating costs and expenses:
General and administrative	(657,358)	(568,701)	(488,127)
Payments to the Philippine Parties	(37,181)	(41,939)	(42,451)
Pre-opening costs	(50,562)	(20,852)	(43,994)
Development costs	(7,619)	(5,433)	(1,202)
Amortization of land use rights	(19,970)	(19,956)	(22,670)
Depreciation and amortization	(523,592)	(521,582)	(520,726)
Property charges and other	(39,481)	(13,221)	(228,437)
Total operating costs and expenses	(4,562,873)	(4,153,586)	(3,710,288)
Operating income	600,426	484,627	64,959
Non-operating income (expenses):
Interest income	8,482	15,766	23,305
Interest expense, net of amounts capitalized	(464,904)	(486,721)	(492,391)
Other financing costs	(6,701)	(7,362)	(4,372)
Foreign exchange gains (losses), net	8,739	(15,492)	2,232
Other income, net	2,999	3,833	2,748
(Loss) gain on extinguishment of debt	(756)	(1,000)	1,611
Total non-operating expenses, net	(452,141)	(490,976)	(466,867)
Income (loss) before income tax	148,285	(6,349)	(401,908)
Income tax expense	(2,829)	(21,610)	(13,422)
Net income (loss)	145,456	(27,959)	(415,330)
Net loss attributable to noncontrolling interests	39,589	71,502	88,410
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$ 185,045	$ 43,543	$ (326,920)
Net income (loss) attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ 0.155	$ 0.034	$ (0.249)
Diluted	$ 0.154	$ 0.034	$ (0.249)
Weighted average shares outstanding used in net income (loss) attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,193,982,891	1,296,361,341	1,314,605,173
Diluted	1,201,885,223	1,299,430,914	1,314,605,173
Casino [Member]
Operating revenues:
Operating revenues	$ 4,247,025	$ 3,772,655	$ 3,077,312
Operating costs and expenses:
Cost of revenue	(2,736,452)	(2,524,565)	(2,034,848)
Rooms [Member]
Operating revenues:
Operating revenues	443,985	422,565	338,224
Operating costs and expenses:
Cost of revenue	(148,421)	(127,884)	(87,637)
Food and Beverage [Member]
Operating revenues:
Operating revenues	290,718	285,933	208,885
Operating costs and expenses:
Cost of revenue	(245,649)	(230,284)	(163,492)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	181,571	157,060	150,826
Operating costs and expenses:
Cost of revenue	$ (96,588)	$ (79,169)	$ (76,704)